Trade And Unbilled Receivables And Contract Assets, Net - Schedule of changes in the allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, allowance for credit loss, beginning balance	$ 9,172	$ 9,162
Current period provision for expected credit loss	5,701	674
Write-off charges against the allowance for expected credit losses	(867)	(664)
Accounts receivable, allowance for credit loss, ending balance	$ 14,006	$ 9,172